Costs and Accumulated Amortization of these Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets gross	$ 25,164	$ 12,473
Accumulated amortization	(9,418)	(5,637)
Acquired intangible assets, net	15,746	6,836
Contract backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	1,182	902
Accumulated amortization	(1,052)	(902)
Customer base and relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	14,888	7,821
Accumulated amortization	(6,777)	(3,806)
Non-compete agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	3,322	1,036
Accumulated amortization	(1,227)	(688)
Software technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	579	321
Accumulated amortization	(362)	(241)
Tradename
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 5,193	$ 2,393